Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage C&B Large Cap Value Fund

Wells Fargo Advantage Diversified Equity Fund

Wells Fargo Advantage Equity Income Fund

Wells Fargo Advantage Equity Value Fund

Wells Fargo Advantage Growth Equity Fund

Wells Fargo Advantage Large Cap Appreciation Fund

Wells Fargo Advantage Large Company Growth Fund

Wells Fargo Advantage Small Company Growth Fund

Wells Fargo Advantage Small Company Value Fund

Class A, Class B, Class C

Supplement dated October 3, 2006, to the Prospectus dated February 1, 2006, as previously supplemented May 25, 2006.

This supplement contains important information about the Class A shares of the C&B Large Cap Value, Diversified Equity, Equity Income, Equity Value, Growth Equity, Large Cap Appreciation, Large Company Growth, Small Company Growth and Small Company Value Funds (the “Funds”). The title “Class A Share Sales Charge Reductions,” the paragraph immediately following the title, and the first six bullet points referenced under the section entitled “Class A Share Sales Charge Reductions” on page 69 are replaced with the following:

Class A Share Sales Charge Reductions and Waivers

You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a breakpoint level. See “Class A Share Sales Charge Schedules” above.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares you redeem.)

•	You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

•	You may reinvest into a Wells Fargo Advantage Fund without paying a sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund, and the proceeds had previously been invested in the same Fund through another account (e.g., an IRA).

The following information was contained within the May 25, 2006, supplement and is included herewith for your convenience.

Effective July 3, 2006, David L. Roberts, CFA is retiring from Wells Capital Management Incorporated and will be removed as co-portfolio manager for the Equity Income Fund. The resulting changes to the Prospectuses are described below.

Under the Equity Income Fund description on page 33 of the Class A, B and C Prospectus, David L. Roberts, CFA is removed and the information for the portfolio managers is updated as follows:

Portfolio Managers: Gary J. Dunn, CFA; Robert M. Thornburg

The information under the “Portfolio Managers” section beginning on page 90 of the Class A, B and C Prospectus, as it relates to David L. Roberts, CFA, is removed.

100528 10-06	EGR106/P901SP2 10-06

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage Emerging Markets Focus Fund

Wells Fargo Advantage International Core Fund

Wells Fargo Advantage International Equity Fund

Wells Fargo Advantage International Value Fund

Class A, Class B, Class C

Supplement dated October 3, 2006, to the Prospectus dated February 1, 2006, as previously supplemented August 14, 2006.

This supplement contains important information about the Class A shares of the Emerging Markets Focus, International Core, International Equity and International Value Funds (the “Funds”). The title “Class A Share Sales Charge Reductions,” the paragraph immediately following the title, and the first six bullet points referenced under the section entitled “Class A Share Sales Charge Reductions” on page 49 are replaced with the following:

Class A Share Sales Charge Reductions and Waivers

You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a breakpoint level. See “Class A Share Sales Charge Schedules” above.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares you redeem.)

•	You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

•	You may reinvest into a Wells Fargo Advantage Fund without paying a sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund, and the proceeds had previously been invested in the same Fund through another account (e.g., an IRA).

The following information was contained within the August 14, 2006, supplement and is included herewith for your convenience.

Emerging Markets Focus Fund

Effective August 18, 2006, Frank Chiang and Josephine Jiménez, CFA will resign as Portfolio Managers for the Emerging Markets Focus Fund. Anthony L.T. Cragg and Alison Shimada will assume portfolio management responsibilities for this Fund on or before August 18, 2006. The resulting changes to the Prospectus are described below.

Under the Fund Description on page 18 of the Class A, B, and C Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Managers: Anthony L.T. Cragg; Alison Shimada

The Information under the “Portfolio Managers” section beginning on page 70 of the Class A, B, and C Prospectus, as it relates to Frank Chiang and Josephine Jimenez, is deleted and supplemented with the following:

Anthony L. T. Cragg

Emerging Markets Focus Fund since 2006

Mr. Cragg joined Wells Capital Management in 2005. Prior to joining Wells Capital Management, he was a portfolio manager with Strong Capital Management, Inc. (“SCM”) since April 1993 and developed SCM’s international investment activities. During the prior seven years, he helped establish Dillon, Read International Asset Management, where he was in charge of Japanese, Asian, and Australian investments. He began his investment career in 1980 at Gartmore, Ltd., as an international investment manager, where his tenure included assignments in London, Hong Kong, and Tokyo. He received his M.A. degree in English Literature from Christ Church, Oxford University.

Alison Shimada

Emerging Markets Focus Fund since 2006

Ms. Shimada joined Wells Capital Management in October 2003 and currently serves as a Portfolio Manager. She began her responsibilities at Wells Capital Management as a senior analyst covering Japan and Australia/New Zealand as well as the EMEA (Eastern Europe, Middle East and Africa) region and was head of equity research for the developed international equity team. Prior to joining Wells Capital Management, Ms. Shimada served as an investment officer of the University of California Regents–Office of the Treasurer from 1999 to 2003. Ms. Shimada earned her B.S. degree in Political Economies of Industrial Societies from the University of California at Berkeley, and her M.B.A. from Harvard Business School.

100529 10-06	IER106/P301SP2 10-06

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage California Limited-Term Tax-Free Fund

Wells Fargo Advantage California Tax-Free Fund

Wells Fargo Advantage Colorado Tax-Free Fund

Wells Fargo Advantage Minnesota Tax-Free Fund

Wells Fargo Advantage Municipal Bond Fund

Wells Fargo Advantage National Limited-Term Tax-Free Fund

Wells Fargo Advantage National Tax-Free Fund

Wells Fargo Advantage Short-Term Municipal Bond Fund

Wells Fargo Advantage Wisconsin Tax-Free Fund

Class A, Class B and Class C

Supplement dated October 3, 2006, to the Prospectus dated November 1, 2005, as previously supplemented May 19, 2006, and February 27, 2006.

This supplement contains important information about the Class A shares of the California Limited-Term Tax-Free, California Tax-Free, Colorado Tax-Free, Minnesota Tax-Free, Municipal Bond, National Limited-Term Tax-Free and National Tax-Free Funds (the “Funds”). The title “Class A Share Sales Charge Reductions,” the paragraph immediately following the title, and the first six bullet points referenced under the section entitled “Class A Share Sales Charge Reductions” on page 69 are replaced with the following:

Class A Share Sales Charge Reductions and Waivers

You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a breakpoint level. See “Class A Share Sales Charge Schedules” above.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares you redeem.)

•	You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

•	You may reinvest into a Wells Fargo Advantage Fund without paying a sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund, and the proceeds had previously been invested in the same Fund through another account (e.g., an IRA).

The following information was contained within the May 19, 2006, supplement and is included herewith for your convenience.

Minnesota Tax-Free, Municipal Bond and National Tax-Free Funds

Effective immediately, Kenneth M. Salinger, CFA is added as a co-portfolio manager for the Minnesota Tax-Free, Municipal Bond and National Tax-Free Funds. The resulting changes to the Prospectus are described below.

Under the Fund description for the Minnesota Tax-Free Fund on page 39 of the Class A, Class B, Class C Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Managers: Lyle J. Fitterer, CFA, CPA; Kenneth M. Salinger, CFA; Adrian Van Poppel

Under the Fund description for the Municipal Bond Fund on page 43 of the Class A, Class B, Class C Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Manager: Lyle J. Fitterer, CFA, CPA; Kenneth M. Salinger, CFA

Under the Fund description for the National Tax-Free Fund on page 49 of the Class A, Class B, Class C Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Managers: Lyle J. Fitterer, CFA, CPA; Stephen Galiani; Kenneth M. Salinger, CFA

The “Portfolio Managers” section beginning on page 87 of the Class A, Class B, Class C Prospectus, is supplemented with the following:

Kenneth M. Salinger, CFA

Minnesota Tax-Free Fund since 2006

Municipal Bond Fund since 2006

National Tax-Free Fund since 2006

Mr. Salinger joined Wells Capital Management in 2006 and currently serves on the Municipal Bond Team as a Senior Portfolio Manager. Prior to joining Wells Capital Management, Mr. Salinger was with American Century Investments for 14 years, of which the last 12 years he served on the municipal bond team as the lead manager for two national municipal bond funds, as well as state specific funds for Florida and Arizona. Mr. Salinger earned his B.S. degree in Quantitative Economics from University of California at San Diego.

The following information was contained within the February 27, 2006, supplement and is included herewith for your convenience.

Colorado Tax-Free, Minnesota Tax-Free, Municipal Bond, National Limited-Term Tax-Free, National Tax-Free and Nebraska Tax-Free Funds

The following portfolio manager changes, as they relate to their respective Funds, are effective immediately:

•	Stephen Galiani and Adrian Van Poppel are replacing Arthur C. Evans as portfolio managers for the Colorado Tax-Free Fund;

•	Lyle J. Fitterer, CFA, CPA is replacing Duane A. McAllister, CFA as a portfolio manager for the Minnesota Tax-Free Fund;

•	Duane A. McAllister, CFA is removed as a portfolio manager from the Municipal Bond Fund;

•	Lyle J. Fitterer, CFA, CPA is replacing Arthur C. Evans and Duane A. McAllister, CFA as portfolio manager for the National Limited-Term Tax-Free Fund; and

•	Lyle J. Fitterer, CFA, CPA is replacing and Arthur C. Evans as a portfolio manager for the National Tax-Free Fund.

Under the Fund description for the Colorado Tax-Free Fund on page 35 of the Class A, Class B, Class C Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Managers: Stephen Galiani and Adrian Van Poppel

Under the Fund description for the Minnesota Tax-Free Fund on page 39 of the Class A, Class B, Class C Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Managers: Lyle J. Fitterer, CFA, CPA and Adrian Van Poppel

Under the Fund description for the Municipal Bond Fund on page 43 of the Class A, Class B, Class C Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Manager: Lyle J. Fitterer, CFA, CPA

Under the Fund description for the National Limited-Term Tax-Free Fund on page 45 of the Class A, Class B, Class C Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Manager: Lyle J. Fitterer, CFA, CPA

Under the Fund description for the National Tax-Free Fund on page 49 of the Class A, Class B, Class C Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Managers: Lyle J. Fitterer, CFA, CPA and Stephen Galiani

The “Portfolio Managers” section beginning on page 87 of the Class A, Class B, Class C Prospectus, as it relates to the portfolio managers listed below, is supplemented as follows:

Lyle J. Fitterer, CFA, CPA

Minnesota Tax-Free Fund since 2006

National Limited-Term Tax-Free Fund since 2006

National Tax-Free Fund since 2006

Stephen Galiani

Colorado Tax-Free Fund since 2006

Adrian Van Poppel

Colorado Tax-Free Fund since 2006

100531 10-06	MIR106/P1101 SP 10-06

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage C&B Mid Cap Value Fund

Wells Fargo Advantage Common Stock Fund

Wells Fargo Advantage Mid Cap Growth Fund

Wells Fargo Advantage Small Cap Growth Fund

Wells Fargo Advantage Small Cap Value Fund

Class A, Class B, Class C

Supplement dated October 3, 2006, to the Prospectus dated February 1, 2006.

This supplement contains important information about the Class A shares of the Funds referenced above (the “Funds”). The title “Class A Share Sales Charge Reductions,” the paragraph immediately following the title, and the first six bullet points referenced under the section entitled “Class A Share Sales Charge Reductions” on page 46 are replaced with the following:

Class A Share Sales Charge Reductions and Waivers

You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a breakpoint level. See “Class A Share Sales Charge Schedules” above.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares you redeem.)

•	You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

•	You may reinvest into a Wells Fargo Advantage Fund without paying a sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund, and the proceeds had previously been invested in the same Fund through another account (e.g., an IRA).

100532 10-06	SCR106/P201SP 10-06

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage Endeavor Large Cap FundSM

Wells Fargo Advantage Endeavor Select FundSM

Wells Fargo Advantage Equity Index Fund

Wells Fargo Advantage Large Company Core Fund

Wells Fargo Advantage U.S. Value Fund

Wells Fargo Advantage Value Fund

Class A, Class B, Class C

Supplement dated October 3, 2006, to the Prospectus dated December 1, 2005, as previously supplemented April 5, 2006.

This supplement contains important information about the Class A shares of the Endeavor Large Cap, Endeavor Select, Equity Index, Large Company Core, U.S. Value and Value Funds (the “Funds”). The title “Class A Share Sales Charge Reductions,” the paragraph immediately following the title, and the first six bullet points referenced under the section entitled “Class A Share Sales Charge Reductions” on page 55 are replaced with the following:

Class A Share Sales Charge Reductions and Waivers

You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a breakpoint level. See “Class A Share Sales Charge Schedules” above.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares you redeem.)

•	You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

•	You may reinvest into a Wells Fargo Advantage Fund without paying a sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund, and the proceeds had previously been invested in the same Fund through another account (e.g., an IRA).

The following information was included in the April 5, 2006, supplement and is included herein for your convenience.

Endeavor Large Cap and Endeavor Select Funds

Effective immediately, Michael Harris, CFA is replacing Erik J. Voss, CFA as co-portfolio manager for the Endeavor Large Cap and Endeavor Select Funds. The resulting changes to the Prospectus are described below.

Under the Fund Descriptions on pages 21 and 25 of the Class A, B, and C Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Managers: Michael Harris, CFA; Thomas J. Pence, CFA

The “Portfolio Managers” section beginning on page 73 of the Class A, B, and C Prospectus, is supplemented with the following:

Michael Harris, CFA

Endeavor Large Cap Fund since 2006

Endeavor Select Fund since 2006

Mr. Harris joined Wells Capital Management in 2005. In addition to serving as portfolio manager for the Funds, he currently serves as a portfolio manager for the Fundamental Large and Large Select Growth portfolios and as a research analyst with primary responsibilities for the financial and energy sectors. Prior to joining Wells Capital Management, Mr. Harris was with SCM since 2000. Before joining SCM, Mr. Harris was responsible for assisting in the research and portfolio management for Conseco Capital Management equity portfolios. Mr. Harris earned his B.S. degree in Business Administration with a major in Finance from Southeast Missouri State University and his M.B.A degree in Finance from Indiana University.

100530 10-06	LCR106/P101SP2 10-06

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage Asset Allocation Fund

Wells Fargo Advantage Growth Balanced Fund

Wells Fargo Advantage Moderate Balanced Fund

Class A, Class B, Class C

Supplement dated October 3, 2006, to the Prospectus dated February 1, 2006.

This supplement contains important information about the Class A shares of the Funds referenced above (the “Funds”). The title “Class A Share Sales Charge Reductions,” the paragraph immediately following the title, and the first six bullet points referenced under the section entitled “Class A Share Sales Charge Reductions” on page 49 are replaced with the following:

Class A Share Sales Charge Reductions and Waivers

You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a breakpoint level. See “Class A Share Sales Charge Schedules” above.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares you redeem.)

•	You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

•	You may reinvest into a Wells Fargo Advantage Fund without paying a sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund, and the proceeds had previously been invested in the same Fund through another account (e.g., an IRA).

100526 10-06	AFR106/P501SP 10-06

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage Dow Jones Target Today FundSM

Wells Fargo Advantage Dow Jones Target 2010 FundSM

Wells Fargo Advantage Dow Jones Target 2020 FundSM

Wells Fargo Advantage Dow Jones Target 2030 FundSM

Wells Fargo Advantage Dow Jones Target 2040 FundSM

Class A, Class B, Class C

Supplement dated October 3, 2006, to the Prospectus dated June 26, 2006.

This supplement contains important information about the Class A shares of the Funds referenced above (the “Funds”). The title “Class A Share Sales Charge Reductions,” the paragraph immediately following the title, and the first seven bullet points referenced under the section entitled “Class A Share Charge Reductions” on page 49 are replaced with the following:

Class A Share Sales Charge Reductions and Waivers

You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a breakpoint level. See “Class A Share Sales Charge Schedules” above.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares you redeem.)

•	You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

•	You may reinvest into a Wells Fargo Advantage Fund without paying a sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund, and the proceeds had previously been invested in the same Fund through another account (e.g., an IRA).

100527 10-06	FR106/P601SP 10-06

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage Specialized Financial Services Fund

Wells Fargo Advantage Specialized Health Sciences Fund

Wells Fargo Advantage Specialized Technology Fund

Class A, Class B, Class C

Supplement dated October 3, 2006, to the Prospectus dated February 1, 2006.

This supplement contains important information about the Class A shares of the Funds referenced above (the “Funds”). The title “Class A Share Sales Charge Reductions,” the paragraph immediately following the title, and the first six bullet points referenced under the section entitled “Class A Share Sales Charge Reductions” on page 37 are replaced with the following:

Class A Share Sales Charge Reductions and Waivers

You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a breakpoint level. See “Class A Share Sales Charge Schedules” above.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares you redeem.)

•	You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

•	You may reinvest into a Wells Fargo Advantage Fund without paying a sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund, and the proceeds had previously been invested in the same Fund through another account (e.g., an IRA).

100533 10-06	SFR106/P401SP 10-06

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage Government Securities Fund

Wells Fargo Advantage High Yield Bond Fund

Wells Fargo Advantage Income Plus Fund

Wells Fargo Advantage Inflation-Protected Bond Fund

Wells Fargo Advantage Intermediate Government Income Fund

Wells Fargo Advantage Short Duration Government Bond Fund

Wells Fargo Advantage Stable Income Fund

Wells Fargo Advantage Strategic Income Fund

Wells Fargo Advantage Total Return Bond Fund

Wells Fargo Advantage Ultra-Short Duration Bond Fund

Class A, Class B, Class C

Supplement dated October 3, 2006, to the Prospectus dated October 1, 2006.

This supplement contains important information about the Class A shares of the Funds referenced above (the “Funds”), except for the Government Securities Fund. The following information supplements the information found in the section entitled “Class A Shares Sales Charge Reductions and Waivers” beginning on page 61 of the Prospectus:

•	You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

100796 10-06	IFR106/P1001SP 10-06

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage C&B Large Cap Value Fund

Wells Fargo Advantage Diversified Equity Fund

Wells Fargo Advantage Diversified Small Cap Fund

Wells Fargo Advantage Equity Income Fund

Wells Fargo Advantage Equity Value Fund

Wells Fargo Advantage Growth Equity Fund

Wells Fargo Advantage Index Fund

Wells Fargo Advantage Large Cap Appreciation Fund

Wells Fargo Advantage Large Company Growth Fund

Wells Fargo Advantage Small Company Growth Fund

Wells Fargo Advantage Small Company Value Fund

Supplement dated October 3, 2006, to the Statement of Additional Information dated February 1, 2006, as previously supplemented May 25, 2006, May 19, 2006, and February 27, 2006.

This supplement contains important information about the Administrator Class shares of the Diversified Small Cap Fund (the “Fund”). Effective immediately, the following information replaces the section entitled “Additional Investors Eligible to Purchase Administrator Class Shares of the Diversified Small Cap Fund Fund” under the “Additional Purchase and Redemption Information” section beginning on page 39 of the Statement of Additional Information.

Additional Investors Eligible to Purchase Administrator Class Shares of the Diversified Small Cap Fund:

•	Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Diversified Small Cap Fund may roll over the assets into another account (e.g., an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

The following information was contained within the May 25, 2006, supplement and is included herewith for your convenience.

Equity Income Fund

Effective July 3, 2006, David L. Roberts, CFA is retiring from Wells Capital Management Incorporated and will be removed as co-portfolio manager for the Equity Income Fund. As a result, the information under the “Portfolio Managers” section beginning on page 26 of the Statement of Additional Information, as it relates to David L. Roberts, CFA, is removed.

The following information was contained within the May 19, 2006, supplement and is included herewith for your convenience.

All Funds

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 44 of the Statement of Additional Information.

Set forth below is a list of the member firms of the National Association of Securities Dealers (“NASD”) to which the Adviser, the Funds’ distributor or their affiliates expect (as of December 31, 2005) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders (“Marketing and Shareholder Support Payments”). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2005, are not reflected:

•	A.G. Edwards & Sons, Inc.

•	Allstate Financial Services, LLC

•	Ameriprise Financial Services, Inc.

•	AXA Advisors, LLC

•	Bear, Stearns Securities Corp.

•	Charles Schwab & Co., Inc.

•	Citigroup Global Markets, Inc.

•	CitiStreet Advisors LLC

•	Fidelity Investments Institutional Services Company, Inc.

•	Financial Network Investment Corporation.

•	Fiserv Securities, Inc.

•	GWFS Equities, Inc.

•	ING Financial Partners, Inc.

•	Linsco/Private Ledger Corp.

•	Mellon Financial Markets, LLC

•	Merrill Lynch, Pierce, Fenner & Smith Incorporated

•	Morgan Stanley DW, Inc.

•	Multi-Financial Securities Corporation.

•	Pershing LLC

•	Prudential Retirement Brokerage Services, Inc.

•	Raymond James & Associates, Inc.

•	Robert W. Baird & Co. Incorporated

•	Transamerica Financial Advisors, Inc.

•	UBS Financial Services Inc.

•	Valic Financial Advisors, Inc.

•	Wachovia Securities, LLC

In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds’ distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

Large Company Growth and Small Company Value Funds

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 44 of the Statement of Additional Information and replaces the information previously disclosed in the February 27, 2006, supplement.

The Class Z shares of the Large Company Growth Fund (“Class Z shares”) are available for purchase under limited circumstances, as described in the Fund’s prospectus. In addition to the limitations described in the Fund’s prospectus, you may also continue to purchase Class Z shares if:

•	You are an existing shareholder of Class Z shares of the Fund (either directly or through a financial intermediary) and you wish to:

•	open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). Please note: Selling agents who transact through an omnibus account are not permitted to purchase Class Z shares of the Fund on behalf of clients that do not currently own Class Z shares of the Fund or do not otherwise meet the requirements of a qualified investor.

•	You are the beneficiary of Class Z shares of the Fund (i.e., through an IRA or transfer on death account) or are the recipient of Class Z shares through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in Class Z shares of the Fund.

•	You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in Class Z shares of the Fund and wish to roll over proceeds from such a plan to open a new account in Class Z shares of the Fund.

•	You are an existing separately managed account client of one of the Funds’ sub-advisers whose current account is managed in a similar style as that of a Fund that offers Class Z shares.

If you believe you are eligible to purchase Class Z shares of a Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into Class Z shares of the Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Fund.

The Small Company Value Fund (the “Closed Fund”) is closed to new investors. You may continue to purchase shares of the Closed Fund if:

•	You are an existing shareholder of the Closed Fund (either directly or through a financial intermediary) and you wish to:

•	add to your existing account through the purchase of additional shares of the Closed Fund, including the reinvestment of dividends and cash distributions from shares owned in the Closed Fund; or

•	open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). Please note: Selling agents who transact in the Closed Fund through an omnibus account are not permitted to purchase shares of the Closed Fund on behalf of clients that do not currently own shares of the Closed Fund.

•	You are the beneficiary of shares of the Closed Fund (i.e., through an IRA or transfer on death account) or are the recipient of shares of a Closed Fund through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in the Closed Fund.

•	You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in the Closed Fund. Each such plan may open up new participant accounts within the Plan. In addition, rollovers from a plan can be used to open new accounts in the Closed Fund.

•	You are a sponsor of a retirement plan that currently offers the Closed Fund as an investment option. The sponsor may offer the Closed Fund as an investment option in other retirement plans offered by the same company, its subsidiaries and affiliates.

•	You are an existing separately managed account client of one of the Funds’ sub-advisers whose current account is managed in a similar style as that of the Closed Fund.

Additional investments will not be accepted in the Closed Fund unless the investment falls within one of the above referenced categories. If you believe you are eligible to purchase shares of a Closed Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into the Closed Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Closed Fund.

Small Company Value Fund

Effective immediately, the following information is added under the “Additional Purchase And Redemption Information” section beginning on page 44 of the Statement of Additional Information.

Investors Eligible to Purchase Shares of the Small Company Value Fund:

On November 1, 2005, the Wells Fargo Advantage Small Company Value Fund was closed to new investors. Retirement plans which include the Fund as an option, institutional wrap programs, and existing investors of the Fund will be permitted to continue to make additional investments in the Fund. However, Wells Fargo Funds Management, LLC, may also accept, as capacity allows, new investors who are investing through institutions that have agreed to establish a selling relationship with the Fund prior to November 1, 2005.

The following information was contained within the February 27, 2006, supplement and is included herewith for your convenience.

All Funds

On February 8, 2006, the Board of Trustees (the “Board”) approved revisions to the Proxy Voting Policies and Procedures (the “Procedures”). The revised Procedures, which can be found below, are effective immediately.

Proxy Voting Policies and Procedures

The Trusts and Funds Management have adopted policies and procedures (“Procedures”) that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds’ portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the “Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.

The Procedures set forth Funds Management’s general position on various proposals, such as:

•	Routine Items—Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

•	Corporate Governance—Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

•	Anti-Takeover Matters—Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company’s poison pill.

•	Mergers/Acquisitions and Corporate Restructurings—Funds Management’s Proxy Committee will examine these items on a case-by-case basis.

•	Shareholder Rights—Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds’ voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; or (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available annually on the SEC’s website at http://www.sec.gov.

All Funds

On February 8, 2006, the Board approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings (the “Policies”). The revised Policies, which can be found below, are effective immediately.

Policies and Procedures for Disclosure of Fund Portfolio Holdings

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ website until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A.	Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.	Top Ten Holdings. Top ten holdings information for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website on a monthly, seven-day or more delayed basis.

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ website and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.	A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.	Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability\demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.	Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.	Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.	Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.	Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.	External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.	Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and making any changes that they deem appropriate.

100642 10-06	EGS1006/SUP012 10-06

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage Asia Pacific Fund

Wells Fargo Advantage Emerging Markets Focus Fund

Wells Fargo Advantage Institutional Emerging Markets Fund

Wells Fargo Advantage International Core Fund

Wells Fargo Advantage International Equity Fund

Wells Fargo Advantage International Value Fund

Wells Fargo Advantage Overseas Fund

Class A, Class B, Class C, Administrator Class, Institutional Class, and Investor Class

Supplement dated October 3, 2006, to the Statement of Additional Information dated February 1, 2006, as previously supplemented August 14, 2006, May 19, 2006, and February 27, 2006.

Effective immediately, the following information replaces the section entitled “Additional Investors Eligible to Purchase Institutional Class Shares of the Institutional Emerging Markets Fund” under the “Additional Purchase and Redemption Information” section beginning on page 38 of the Statement of Additional Information.

Additional Investors Eligible to Purchase Institutional Class Shares of the Institutional Emerging Markets Fund:

•	Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Institutional Class of the Institutional Emerging Markets Fund may roll over the assets into another account (e.g., an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

Effective immediately, the following information replaces the fee schedule stated for the International Value Master Portfolio found in the section entitled “Investment Sub-Advisers” beginning on page 24.

Master Portfolio	Sub-Adviser	Asset Level/Fee
International Value Portfolio	LSV	First $150M Next $350M Next $250M Next $250M Over $1B	0.35% 0.40% 0.35% 0.325% 0.30%

The following information was contained within the August 14, 2006, supplement and is included herewith for your convenience.

Emerging Markets Focus and Institutional Emerging Markets Funds

Effective August 18, 2006, Frank Chiang and Josephine Jiménez, CFA will resign as Portfolio Mangers for the Emerging Markets Focus and Institutional Emerging Markets Funds. Anthony L.T. Cragg and Alison Shimada will assume portfolio management responsibilities for the Funds on or before August 18, 2006. As a result of these changes, the information under the “Portfolio Managers” section beginning on page 23, as it relates to Frank Chiang and Josephine Jimenez, is deleted and replaced with the following information as of June 30, 2006, for Anthony L.T. Cragg and Alison Shimada.

The portfolio managers listed below manage the investment activities of the Fund on a day-to-day basis as follows:

Fund	Sub-Adviser	Portfolio Managers
Emerging Markets Focus Fund Institutional Emerging Markets Fund	Wells Capital Management	Anthony L.T. Cragg Alison Shimada

The tables in the Management of Other Accounts sub-section beginning on page 24 are supplemented with the following information for Anthony L.T. Cragg and Alison Shimada.

Table 1

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Wells Capital Management
Anthony L.T. Cragg	0	$0	0	$0	0	$0M
Alison Shimada	0	$0	0	$0	1	$150M

Table 2

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Wells Capital Management
Anthony L.T. Cragg	0	$0	0	$0	0	$0
Alison Shimada	0	$0	0	$0	0	$0

The table in the Compensation sub-section on page 27 is supplemented with the following information for Anthony L.T. Cragg and Alison Shimada.

Portfolio Manager	Benchmark
Anthony L.T. Cragg	MSCI AC Asia Pacific Index MSCI Emerging Markets Index
Alison Shimada	MSCI Emerging Markets Index

The table in the Beneficial Ownership in the Funds sub-section on page 27 is supplemented with the following information for Anthony L.T. Cragg and Alison Shimada.

Beneficial Equity Ownership in the Funds

Portfolio Manager	Asia Pacific Fund	Emerging Markets Focus Fund	International Core Fund	International Equity Fund	International Value Fund	Institutional Emerging Markets Fund	Overseas Fund
Wells Capital Management
Anthony L.T. Cragg	D	0	—	—	—	0	—
Alison Shimada	—	0	—	—	—	0	—

The following information was included in the May 19, 2006, supplement and is included herein for your convenience.

All Funds

Effective as of May 19, 2006, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 35 of the Statement of Additional Information.

Set forth below is a list of the member firms of the National Association of Securities Dealers (“NASD”) to which the Adviser, the Funds’ distributor or their affiliates expect (as of December 31, 2005) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders (“Marketing and Shareholder Support Payments”). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2005, are not reflected:

•	A.G. Edwards & Sons, Inc.

•	Allstate Financial Services, LLC

•	Ameriprise Financial Services, Inc.

•	AXA Advisors, LLC

•	Bear, Stearns Securities Corp.

•	Charles Schwab & Co., Inc.

•	Citigroup Global Markets, Inc.

•	CitiStreet Advisors LLC

•	Fidelity Investments Institutional Services Company, Inc.

•	Financial Network Investment Corporation.

•	Fiserv Securities, Inc.

•	GWFS Equities, Inc.

•	ING Financial Partners, Inc.

•	Linsco/Private Ledger Corp.

•	Mellon Financial Markets, LLC

•	Merrill Lynch, Pierce, Fenner & Smith Incorporated

•	Morgan Stanley DW, Inc.

•	Multi-Financial Securities Corporation.

•	Pershing LLC

•	Prudential Retirement Brokerage Services, Inc.

•	Raymond James & Associates, Inc.

•	Robert W. Baird & Co. Incorporated

•	Transamerica Financial Advisors, Inc.

•	UBS Financial Services Inc.

•	Valic Financial Advisors, Inc.

•	Wachovia Securities, LLC

In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds’ distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

The following information was included in the February 27, 2006, supplement and is included herein for your convenience.

All Funds

On February 8, 2006, the Board of Trustees (the “Board”) approved revisions to the Proxy Voting Policies and Procedures (the “Procedures”). The revised Procedures, which can be found below, are effective as of February 27, 2006.

Proxy Voting Policies and Procedures

The Trusts and Funds Management have adopted policies and procedures (“Procedures”) that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds’ portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the “Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.

The Procedures set forth Funds Management’s general position on various proposals, such as:

•	Routine Items—Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

•	Corporate Governance—Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

•	Anti-Takeover Matters—Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company’s poison pill.

•	Mergers/Acquisitions and Corporate Restructurings—Funds Management’s Proxy Committee will examine these items on a case-by-case basis.

•	Shareholder Rights—Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds’ voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; or (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available annually on the SEC’s website at http://www.sec.gov.

All Funds

On February 8, 2006, the Board approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings (the “Policies”). The revised Policies, which can be found below, are effective as of February 27, 2006.

Policies and Procedures for Disclosure of Fund Portfolio Holdings

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these

Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ website until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A.	Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.	Top Ten Holdings. Top ten holdings information for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website on a monthly, seven-day or more delayed basis.

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ website and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.	A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.	Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability\demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.	Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.	Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.	Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.	Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.	External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.	Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and making any changes that they deem appropriate.

100643 10-06	ISS1006/SUP003 10-06

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage California Limited-Term Tax-Free Fund

Wells Fargo Advantage California Tax-Free Fund

Wells Fargo Advantage Colorado Tax-Free Fund

Wells Fargo Advantage Intermediate Tax-Free Fund

Wells Fargo Advantage Minnesota Tax-Free Fund

Wells Fargo Advantage Municipal Bond Fund

Wells Fargo Advantage National Limited-Term Tax-Free Fund

Wells Fargo Advantage National Tax-Free Fund

Wells Fargo Advantage Nebraska Tax-Free Fund

Wells Fargo Advantage Short-Term Municipal Bond Fund

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Wells Fargo Advantage Wisconsin Tax-Free Fund

Supplement dated October 3, 2006, to the Statement of Additional Information dated November 1, 2005, as previously supplemented May 19, 2006, February 27, 2006, February 1, 2006, and January 3, 2006.

This supplement contains important information about the Administrator Class shares of the Nebraska Tax-Free Fund (the “Fund”). Effective immediately, the following information replaces the section entitled “Additional Investors Eligible to Purchase Administrator Class Shares of the Nebraska Tax-Free Fund” under the “Additional Purchase and Redemption Information” section beginning on page 53 of the Statement of Additional Information.

Additional Investors Eligible to Purchase Administrator Class Shares of the Nebraska Tax-Free Fund:

•	Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Nebraska Tax-Free Fund may roll over the assets into another account (e.g., an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

The following information was contained within the May 19, 2006, supplement and is included herewith for your convenience.

All Funds

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 52 of the Statement of Additional Information.

Set forth below is a list of the member firms of the National Association of Securities Dealers (“NASD”) to which the Adviser, the Funds’ distributor or their affiliates expect (as of December 31, 2005) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders (“Marketing and Shareholder Support Payments”). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2005, are not reflected:

•	A.G. Edwards & Sons, Inc.

•	Allstate Financial Services, LLC

•	Ameriprise Financial Services, Inc.

•	AXA Advisors, LLC

•	Bear, Stearns Securities Corp.

•	Charles Schwab & Co., Inc.

•	Citigroup Global Markets, Inc.

•	CitiStreet Advisors LLC

•	Fidelity Investments Institutional Services Company, Inc.

•	Financial Network Investment Corporation.

•	Fiserv Securities, Inc.

•	GWFS Equities, Inc.

•	ING Financial Partners, Inc.

•	Linsco/Private Ledger Corp.

•	Mellon Financial Markets, LLC

•	Merrill Lynch, Pierce, Fenner & Smith Incorporated

•	Morgan Stanley DW, Inc.

•	Multi-Financial Securities Corporation.

•	Pershing LLC

•	Prudential Retirement Brokerage Services, Inc.

•	Raymond James & Associates, Inc.

•	Robert W. Baird & Co. Incorporated

•	Transamerica Financial Advisors, Inc.

•	UBS Financial Services Inc.

•	Valic Financial Advisors, Inc.

•	Wachovia Securities, LLC

In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds’ distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

Minnesota Tax-Free and the Municipal Bond Funds

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 52 of the Statement of Additional Information and replaces the information previously disclosed in the February 27, 2006, supplement.

The Class Z shares of the Minnesota Tax-Free Fund (“Class Z shares”) are available for purchase under limited circumstances, as described in the Fund’s prospectus. In addition to the limitations described in the Fund’s prospectus, you may also continue to purchase Class Z shares if:

•	You are an existing shareholder of Class Z shares of the Fund (either directly or through a financial intermediary) and you wish to:

•	open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). Please note: Selling agents who transact through an omnibus account are not permitted to purchase Class Z shares of the Fund on behalf of clients that do not currently own Class Z shares of the Fund or do not otherwise meet the requirements of a qualified investor.

•	You are the beneficiary of Class Z shares of the Fund (i.e., through an IRA or transfer on death account) or are the recipient of Class Z shares through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in Class Z shares of the Fund.

•	You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in Class Z shares of the Fund and wish to roll over proceeds from such a plan to open a new account in Class Z shares of the Fund.

•	You are an existing separately managed account client of one of the Funds’ sub-advisers whose current account is managed in a similar style as that of a Fund that offers Class Z shares.

If you believe you are eligible to purchase Class Z shares of a Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into Class Z shares of the Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Fund.

The Municipal Bond (Classes A, B, C and Administrator Class) Fund (the “Closed Fund”) is closed to new investors. You may continue to purchase shares of the Closed Fund if:

•	You are an existing shareholder of the Closed Fund (either directly or through a financial intermediary) and you wish to:

•	add to your existing account through the purchase of additional shares of the Closed Fund, including the reinvestment of dividends and cash distributions from shares owned in the Closed Fund; or

•	open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). Please note: Selling agents who transact in the Closed Fund through an omnibus account are not permitted to purchase shares of the Closed Fund on behalf of clients that do not currently own shares of the Closed Fund.

•	You are the beneficiary of shares of the Closed Fund (i.e., through an IRA or transfer on death account) or are the recipient of shares of a Closed Fund through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in the Closed Fund.

•	You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in the Closed Fund. Each such plan may open up new participant accounts within the Plan. In addition, rollovers from a plan can be used to open new accounts in the Closed Fund.

•	You are a sponsor of a retirement plan that currently offers the Closed Fund as an investment option. The sponsor may offer the Closed Fund as an investment option in other retirement plans offered by the same company, its subsidiaries and affiliates.

•	You are an existing separately managed account client of one of the Funds’ sub-advisers whose current account is managed in a similar style as that of the Closed Fund.

Additional investments will not be accepted in the Closed Fund unless the investment falls within one of the above referenced categories. If you believe you are eligible to purchase shares of a Closed Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into the Closed Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Closed Fund.

Intermediate Tax-Free, Minnesota Tax-Free, Municipal Bond and National Tax-Free Funds

Effective immediately, Kenneth M. Salinger, CFA is added as a co-portfolio manager of the Intermediate Tax-Free, Minnesota Tax-Free, Municipal Bond and National Tax-Free Funds. As a result of this change, the “Portfolio Managers” section beginning on page 39 is supplemented with the following information as of March 31, 2006, for Kenneth M. Salinger.

The portfolio managers listed below manage the investment activities of the Funds on a day-to-day basis as follows:

Fund	Sub-Adviser	Portfolio Managers
Intermediate Tax-Free Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Kenneth M. Salinger, CFA
Minnesota Tax-Free Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Kenneth M. Salinger, CFA Adrian Van Poppel
Municipal Bond Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Kenneth M. Salinger, CFA
National Tax-Free Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Stephen Galiani Kenneth M. Salinger, CFA

The tables in the Management of Other Accounts sub-section on page 39 are supplemented with the following information for Kenneth M. Salinger.

Table 1

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Wells Capital Management
Kenneth M. Salinger, CFA	0	$0	0	$0	2	$180K

Table 2

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Wells Capital Management
Kenneth M. Salinger, CFA	0	$0	0	$0	0	$0

The table in the Compensation sub-section on page 40 is supplemented with the following information for Kenneth M. Salinger.

Portfolio Manager	Benchmark
Kenneth M. Salinger, CFA	Lehman Brothers 7 Year Municipal Bond Index Lehman Brothers Municipal Bond Index Lipper General Municipal Debt Funds Lipper Intermediate Municipal Debt Funds Lipper Minnesota Municipal Debt Funds

The table in the Beneficial Ownership in the Funds sub-section beginning on page 41 is supplemented with the following information for Kenneth M. Salinger.

Beneficial Equity Ownership in the Funds

Portfolio Manager	California Limited- Term Tax- Free Fund	California Tax-Free Fund	Colorado Tax-Free Fund	Intermediate Tax-Free Fund	Minnesota Tax-Free Fund	Municipal Bond Fund	National Limited- Term Tax- Free Fund	National Tax- Free Fund	Nebraska Tax-Free Fund	Short- Term Municipal Bond Fund	Ultra Short- Term Municipal Income Fund	Wisconsin Tax-Free Fund
Wells Capital Management
Kenneth M. Salinger, CFA	—	—	—	0	0	0	—	0	—	—	—	—

The following information was contained within the February 27, 2006, supplement and is included herewith for your convenience.

All Funds

On February 8, 2006, the Board of Trustees (the “Board”) approved revisions to the Proxy Voting Policies and Procedures (the “Procedures”). The revised Procedures, which can be found below, are effective immediately.

Proxy Voting Policies and Procedures

The Trusts and Funds Management have adopted policies and procedures (“Procedures”) that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds’ portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the “Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.

The Procedures set forth Funds Management’s general position on various proposals, such as:

•	Routine Items—Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

•	Corporate Governance—Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

•	Anti-Takeover Matters—Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company’s poison pill.

•	Mergers/Acquisitions and Corporate Restructurings—Funds Management’s Proxy Committee will examine these items on a case-by-case basis.

•	Shareholder Rights—Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds’ voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; or (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available annually on the SEC’s website at http://www.sec.gov.

All Funds

On February 8, 2006, the Board approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings (the “Policies”). The revised Policies, which can be found below, are effective immediately and replace the Policies previously disclosed in the January 3, 2006, supplement.

Policies and Procedures for Disclosure of Fund Portfolio Holdings

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ website until updated for the next applicable period. Funds Management may withhold any portion of a

Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A.	Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.	Top Ten Holdings. Top ten holdings information for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website on a monthly, seven-day or more delayed basis.

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ website and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.	A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.	Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability\demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.	Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.	Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.	Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.	Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.	External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.	Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and making any changes that they deem appropriate.

Colorado Tax-Free, Intermediate Tax-Free, Minnesota Tax-Free, Municipal Bond, National Limited-Term Tax-Free, National Tax-Free and Nebraska Tax-Free Funds

The following portfolio manager changes, as they relate to the Funds, are effective immediately:

•	Stephen Galiani and Adrian Van Poppel are replacing Arthur C. Evans as portfolio managers for the Colorado Tax-Free Fund;

•	Duane A. McAllister, CFA is removed as a portfolio manager from the Intermediate Tax-Free Fund;

•	Lyle J. Fitterer, CFA, CPA is replacing Duane A. McAllister, CFA as a portfolio manager for the Minnesota Tax-Free Fund;

•	Duane A. McAllister, CFA is removed as a portfolio manager from the Municipal Bond Fund;

•	Lyle J. Fitterer, CFA, CPA is replacing Arthur C. Evans and Duane A. McAllister, CFA as portfolio manager for the National Limited-Term Tax-Free Fund;

•	Lyle J. Fitterer, CFA, CPA is replacing Arthur C. Evans as a portfolio manager for the National Tax-Free Fund; and

•	Julio C. Bonilla and Wendy Casetta are replacing Arthur C. Evans and Duane A. McAllister, CFA as portfolio managers for the Nebraska Tax-Free Fund.

As a result of these changes, the “Portfolio Managers” section beginning on page 39 is updated with the following information, as it relates to the Funds, and the first table under such section is replaced as follows:

Fund	Sub-Advisor	Portfolio Managers
California Limited-Term Tax-Free Fund	Wells Capital Management	Stephen Galiani Julio C. Bonilla
California Tax-Free Fund	Wells Capital Management	Stephen Galiani
Colorado Tax-Free Fund	Wells Capital Management	Stephen Galiani Adrian Van Poppel
Intermediate Tax-Free Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA
Minnesota Tax-Free Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Adrian Van Poppel
Municipal Bond Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA
National Limited-Term Tax-Free Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA
National Tax-Free Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Stephen Galiani
Nebraska Tax-Free Fund	Wells Capital Management	Julio C. Bonilla Wendy Casetta
Short-Term Municipal Bond Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA
Ultra Short-Term Municipal Income Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Wendy Casetta
Wisconsin Tax-Free Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Thomas Stoeckmann

Arthur C. Evans and Duane A. McAllister are removed from the table under the sub-section Management of Other Accounts beginning on page 39.

Arthur C. Evans and Duane A. McAllister are removed from the table under the sub-section Compensation. Wells Capital Management beginning on page 40.

Arthur C. Evans and Duane A. McAllister are removed from the table under the sub-section Beneficial Ownership in the Funds beginning on page 41.

The following information was contained within the February 1, 2006, supplement and is included herewith for your convenience.

All Funds Offering Class A Shares

On November 8, 2005, the Board of Trustees (the “Board”) approved revisions to a sales charge waiver category for Class A shares of the Funds. One of the sales load waiver categories described in the Prospectus, under the “Reductions and Waivers of Sales Charges” section, is as follows:

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 60 days prior to your reinvestment.

Effective February 1, 2006, this sales load waiver category is limited to assets from a distribution that previously was invested in Wells Fargo Advantage Funds or Wells Fargo Collective Investment Funds. As a result of this change, the following paragraph is added under the “Additional Purchase and Redemption Information” section beginning on page 52 of the Statement of Additional Information (“SAI”):

Reduced Sales Charges for Class A Shares. You may reinvest into a Wells Fargo Advantage Fund with no sales charge the portion of assets from a distribution that previously was invested in Wells Fargo Advantage Funds and Wells Fargo Collective Investment Funds provided that the distribution is from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee and the distribution occurred within the 60 days prior to your reinvestment.

The following information was contained within the January 3, 2006, supplement and is included herewith for your convenience.

All Funds

On November 8, 2005, the Board of Trustees (the “Board”) approved the addition of Olivia Mitchell to the Board as an independent Trustee, effective January 1, 2006. The resulting changes, as they relate to the addition of Olivia Mitchell as an independent Trustee, under the “Trustees and Officers” section beginning on page 31 of the Statement of Additional Information (“SAI”) are as follows:

Name, Age and Address	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Olivia Mitchell, 52	Trustee, since 2006	Professor of Insurance and Risk Management,
Wharton School, University of Pennsylvania.
Director of the Boettner Center on Pensions
and Retirement Research. Research Associate
and Board member, Penn Aging Research
Center. Research Associate, National Bureau
		of Economic Research.	N/A

All Funds

On November 8, 2005, the Board approved certain sub-advisory rate changes effective January 1, 2006. The resulting changes, as they relate to the Funds, under the “Investment Sub-Adviser” section beginning on page 37 of the SAI are as follows:

Fund	Sub-Adviser	Net Assets	Fee
California Limited-Term Tax-Free Fund National Limited-Term Tax-Free Fund Short-Term Municipal Bond Fund Ultra Short-Term Municipal Income Fund	Wells Capital Management	$0-100M $100-300M >$300M	0.15% 0.10% 0.05%
California Tax-Free Fund Colorado Tax-Free Fund Intermediate Tax-Free Fund Minnesota Tax-Free Fund Municipal Bond Fund National Tax-Free Fund Nebraska Tax-Free Fund Wisconsin Tax-Free Fund	Wells Capital Management	$0-100M $100-300M $300-500M >$500M	0.20% 0.175% 0.15% 0.10%

100644 10-06	MIS1006/SUP058 10-06

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage C&B Mid Cap Value Fund

Wells Fargo Advantage Common Stock Fund

Wells Fargo Advantage Discovery FundSM

Wells Fargo Advantage Enterprise FundSM

Wells Fargo Advantage Mid Cap Disciplined Fund

Wells Fargo Advantage Mid Cap Growth Fund

Wells Fargo Advantage Opportunity FundSM

Wells Fargo Advantage Small Cap Disciplined Fund

Wells Fargo Advantage Small Cap Growth Fund

Wells Fargo Advantage Small Cap Opportunities Fund

Wells Fargo Advantage Small Cap Value Fund

Wells Fargo Advantage Small/Mid Cap Value Fund

Supplement dated October 3, 2006, to the Statement of Additional Information dated February 1, 2006, as previously supplemented May 19, 2006, and February 27, 2006.

This supplement contains important information about the Administrator Class Small Cap Opportunities (the “Fund”). Effective immediately, the following information replaces the section entitled “Additional Investors Eligible to Purchase Administrator Class Shares of the Small Cap Opportunities Fund” under the “Additional Purchase and Redemption Information” section beginning on page 26 of the Statement of Additional Information.

Additional Investors Eligible to Purchase Administrator Class Shares of the Small Cap Opportunities Fund:

•	Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Small Cap Opportunities Fund may roll over the assets into another account (e.g., an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

The following information was contained within the May 19, 2006, supplement and is included herewith for your convenience.

All Funds

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 43 of the Statement of Additional Information.

Set forth below is a list of the member firms of the National Association of Securities Dealers (“NASD”) to which the Adviser, the Funds’ distributor or their affiliates expect (as of December 31, 2005) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders (“Marketing and Shareholder Support Payments”). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2005, are not reflected:

•	A.G. Edwards & Sons, Inc.

•	Allstate Financial Services, LLC

•	Ameriprise Financial Services, Inc.

•	AXA Advisors, LLC

•	Bear, Stearns Securities Corp.

•	Charles Schwab & Co., Inc.

•	Citigroup Global Markets, Inc.

•	CitiStreet Advisors LLC

•	Fidelity Investments Institutional Services Company, Inc.

•	Financial Network Investment Corporation.

•	Fiserv Securities, Inc.

•	GWFS Equities, Inc.

•	ING Financial Partners, Inc.

•	Linsco/Private Ledger Corp.

•	Mellon Financial Markets, LLC

•	Merrill Lynch, Pierce, Fenner & Smith Incorporated

•	Morgan Stanley DW, Inc.

•	Multi-Financial Securities Corporation.

•	Pershing LLC

•	Prudential Retirement Brokerage Services, Inc.

•	Raymond James & Associates, Inc.

•	Robert W. Baird & Co. Incorporated

•	Transamerica Financial Advisors, Inc.

•	UBS Financial Services Inc.

•	Valic Financial Advisors, Inc.

•	Wachovia Securities, LLC

In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds’ distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

Common Stock, Mid Cap Growth, Small Cap Growth Small, Cap Opportunities and Small Cap Value Funds

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 43 of the Statement of Additional Information and replaces the information previously disclosed in the February 27, 2006, supplement.

The Class Z shares of the Common Stock, Mid Cap Growth, Small Cap Growth and Small Cap Value Funds (“Class Z shares”) are available for purchase under limited circumstances, as described in each Fund’s prospectus. In addition to the limitations described in each Fund’s prospectus, you may also continue to purchase Class Z shares if:

•	You are an existing shareholder of Class Z shares of a Fund (either directly or through a financial intermediary) and you wish to:

•	open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as

UGMA/UTMA accounts). Please note: Selling agents who transact through an omnibus account are not permitted to purchase Class Z shares of a Fund on behalf of clients that do not currently own Class Z shares of the Fund or do not otherwise meet the requirements of a qualified investor.

•	You are the beneficiary of Class Z shares of a Fund (i.e., through an IRA or transfer on death account) or are the recipient of Class Z shares through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in Class Z shares of the Fund.

•	You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in Class Z shares of a Fund and wish to roll over proceeds from such a plan to open a new account in Class Z shares of the Fund.

•	You are an existing separately managed account client of one of the Funds’ sub-advisers whose current account is managed in a similar style as that of a Fund that offers Class Z shares.

If you believe you are eligible to purchase Class Z shares of a Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into Class Z shares of a Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Fund.

The Small Cap Opportunities and Small Cap Value (Classes A, B and C) Funds (each a “Closed Fund”) are closed to new investors. You may continue to purchase shares of a Closed Fund if:

•	You are an existing shareholder of a Closed Fund (either directly or through a financial intermediary) and you wish to:

•	add to your existing account through the purchase of additional shares of a Closed Fund, including the reinvestment of dividends and cash distributions from shares owned in a Closed Fund; or

•	open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). Please note: Selling agents who transact in a Closed Fund through an omnibus account are not permitted to purchase shares of a Closed Fund on behalf of clients that do not currently own shares of a Closed Fund.

•	You are the beneficiary of shares of a Closed Fund (i.e., through an IRA or transfer on death account) or are the recipient of shares of a Closed Fund through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in a Closed Fund.

•	You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in a Closed Fund. Each such plan may open up new participant accounts within the Plan. In addition, rollovers from a plan can be used to open new accounts in a Closed Fund.

•	You are a sponsor of a retirement plan that currently offers a Closed Fund as an investment option. The sponsor may offer a Closed Fund as an investment option in other retirement plans offered by the same company, its subsidiaries and affiliates.

•	You are an existing separately managed account client of one of the Funds’ sub-advisers whose current account is managed in a similar style as that of a Closed Fund.

Additional investments will not be accepted in a Closed Fund unless such investment is permitted by the Closed Fund’s prospectus or otherwise falls within one of the above referenced categories. If you believe you are eligible to purchase shares of a Closed Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into a Closed Fund if it believes that acceptance of such order would interfere with its ability to effectively manage a Closed Fund.

The following information was contained within the February 27, 2006, supplement and is included herewith for your convenience.

All Funds

On February 8, 2006, the Board of Trustees (the “Board”) approved revisions to the Proxy Voting Policies and Procedures (the “Procedures”). The revised Procedures, which can be found below, are effective immediately.

Proxy Voting Policies and Procedures

The Trusts and Funds Management have adopted policies and procedures (“Procedures”) that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds’ portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the “Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.

The Procedures set forth Funds Management’s general position on various proposals, such as:

•	Routine Items—Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

•	Corporate Governance—Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

•	Anti-Takeover Matters—Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company’s poison pill.

•	Mergers/Acquisitions and Corporate Restructurings—Funds Management’s Proxy Committee will examine these items on a case-by-case basis.

•	Shareholder Rights—Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds’ voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; or (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available annually on the SEC’s website at http://www.sec.gov.

All Funds

On February 8, 2006, the Board approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings (the “Policies”). The revised Policies, which can be found below, are effective immediately.

Policies and Procedures for Disclosure of Fund Portfolio Holdings

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ website until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A.	Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.	Top Ten Holdings. Top ten holdings information for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website on a monthly, seven-day or more delayed basis.

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ website and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.	A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.	Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability\demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.	Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.	Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.	Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.	Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.	External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.	Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and making any changes that they deem appropriate.

All Funds

Effective immediately, the below corrected portfolio manager information replaces the portfolio manager information previously disclosed under the “Portfolio Managers” section beginning on page 30 of the SAI.

As a result of these corrections, the tables in the Management of Other Accounts sub-section beginning on page 30 are replaced with the following information for the Portfolio Managers.

Table 1

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts Managed
Portfolio Manager*	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
C&B
Kermit S. Eck, CFA	2	$237.9M	1	$51.3M	408	$5,428M
Daren Heitman, CFA	2	$237.9M	1	$51.3M	408	$5,428M
Michael M. Meyer, CFA	2	$237.9M	1	$51.3M	408	$5,428M
James R. Norris	2	$237.9M	1	$51.3M	408	$5,428M
Edward W. O’Connor, CFA	2	$237.9M	1	$51.3M	408	$5,428M
R. James O’Neil, CFA	2	$237.9M	1	$51.3M	408	$5,428M
Mehul Trivedi, CFA	2	$237.9M	1	$51.3M	408	$5,428M
Schroder
Jenny B. Jones	1	$139.8M	7	$1,524M	2	$59.8M
Wells Capital Management
Robert J. Costomiris, CFA	0	$0	0	$0	1	$285M
Sunjay Goel, CFA	0	$0	0	$0	1	$5.5M
James M. Leach, CFA	1	$251M	0	$0	43	$1.1B
Ann M. Miletti	1	$980M	0	$0	19	$1.1B
Thomas J. Pence, CFA	4	$1.1B	0	$0	116	$3.9B
Jerome “Cam” Philpott, CFA	2	$172M	2	$132M	8	$993M
Stuart Roberts	0	$0	0	$0	0	$0
I. Charles Rinaldi	2	$153M	1	$5.3M	36	$709.5M
Richard T. Weiss	3	$1.1B	0	$0	26	$1.2B

Table 2

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts Managed
Portfolio Manager*	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
C&B
Kermit S. Eck, CFA	0	$0	0	$0	2	$158.2M
Daren Heitman, CFA	0	$0	0	$0	2	$158.2M
Michael M. Meyer, CFA	0	$0	0	$0	2	$158.2M
James R. Norris	0	$0	0	$0	2	$158.2M
Edward W. O’Connor, CFA	0	$0	0	$0	2	$158.2M
R. James O’Neil, CFA	0	$0	0	$0	2	$158.2M
Mehul Trivedi, CFA	0	$0	0	$0	2	$158.2M
Schroder
Jenny B. Jones	0	$0	0	$0	0	$0
Wells Capital Management
Robert J. Costomiris, CFA	0	$0	0	$0	0	$0
Sunjay Goel, CFA	0	$0	0	$0	0	$0
James M. Leach, CFA	0	$0	0	$0	0	$0
Ann M. Miletti	0	$0	0	$0	0	$0
Thomas J. Pence, CFA	0	$0	0	$0	0	$0
Jerome “Cam” Philpott, CFA	0	$0	0	$0	1	$197M
Stuart Roberts	0	$0	0	$0	0	$0
I. Charles Rinaldi	0	$0	0	$0	0	$0
Richard T. Weiss	0	$0	0	$0	0	$0

The table in the Wells Capital Management Compensation sub-section beginning on page 33 is replaced with the following information for the Portfolio Managers.

Portfolio Manager	Benchmark
Robert J. Costomiris, CFA	Lipper Mid Cap Value Peer Group Lipper Small Cap Value Peer Group
Sunjay Goel, CFA	Russell Midcap Growth Index
James M. Leach, CFA	Russell 2500 Growth Index
Ann M. Miletti Richard T. Weiss	Russell Midcap Index
Thomas J. Pence, CFA	Russell 1000 Growth Index Russell Midcap Growth Index Russell 2500 Growth Index
Jerome “Cam” Philpott, CFA Stuart Roberts	Russell 2000 Growth Index Russell Midcap Growth Index
I. Charles Rinaldi	Russell 2500 Value Index

The table in the Beneficial Ownership in the Funds sub-section beginning on page 33 is replaced with the following information for the Portfolio Managers.

Portfolio Manager	C&B Mid Cap Value Fund	Common Stock Fund	Discovery Fund	Enterprise Fund	Mid Cap Disciplined Fund	Mid Cap Growth Fund	Opportunity Fund	Small Cap Disciplined Fund	Small Cap Growth Fund	Small Cap Opportunities Fund	Small Cap Value Fund	Small/ Mid Cap Value Fund
C&B
Kermit S. Eck	D	—	—	—	—	—	—	—	—	—	—	—
Daren Heitman, CFA	A	—	—	—	—	—	—	—	—	—	—	—
Michael M. Meyer	D	—	—	—	—	—	—	—	—	—	—	—
James R. Norris	D	—	—	—	—	—	—	—	—	—	—	—
Edward W. O’Connor	B	—	—	—	—	—	—	—	—	—	—	—
R. James O’Neil	D	—	—	—	—	—	—	—	—	—	—	—
Mehul Trivedi	D	—	—	—	—	—	—	—	—	—	—	—
Schroder
Jenny B. Jones	—	—	—	—	—	—	0	—	—	—	—	—
Wells Capital Management
Robert J. Costomiris, CFA	—	—	—	—	A	—	—	A	—	—	—	—
Sunjay Goel, CFA	—	—	—	A	—	—	—	—	—	—	—	—
James M. Leach, CFA	—	—	A	—	—	—	—	—	—	—	—	—
Ann M. Milette	—	E	—	—	—	—	E	—	—	—	—	—
Thomas J. Pence, CFA	—	—	0	B	—	—	—	—	—	—	—	—
Jerome C. Philpott, CFA	—	—	—	—	—	0	—	—	C	—	—	—
Stuart Roberts	—	—	—	—	—	0	—	—	E	—	—	—
I. Charles Rinaldi	—	—	—	—	—	—	—	—	—	—	F	F
Richard T. Weiss	—	F	—	—	—	—	F	—	—	—	—	—

100645 10-06	SMS1006/SUP015 10-06 05/06

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage Aggressive Allocation Fund

Wells Fargo Advantage Asset Allocation Fund

Wells Fargo Advantage Balanced Fund

Wells Fargo Advantage Conservative Allocation Fund

Wells Fargo Advantage Growth Balanced Fund

Wells Fargo Advantage Moderate Balanced Fund

Supplement dated October 3, 2006, to the Statement of Additional Information dated February 1, 2006, as previously supplemented May 25, 2006, May 19, 2006, and February 27, 2006.

This supplement contains important information about the Administrator Class shares of the Aggressive Allocation and Conservative Allocation Funds (the “Funds”). Effective immediately, the following information replaces the section entitled “Additional Investors Eligible to Purchase Administrator Class Shares of the Aggressive Allocation Fund and Conservative Allocation Fund” under the “Additional Purchase and Redemption Information” section beginning on page 39 of the Statement of Additional Information.

Additional Investors Eligible to Purchase Administrator Class Shares of the Aggressive Allocation Fund and Conservative Allocation Fund:

•	Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Aggressive Allocation Fund or Conservative Allocation Fund may roll over the assets into another account (e.g., an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

The following information was contained within the May 25, 2006, supplement and is included herewith for your convenience.

Balanced Fund

Effective July 3, 2006, David L. Roberts, CFA is retiring from Wells Capital Management Incorporated and will be removed as co-portfolio manager for the Balanced Fund. As a result, the information under the “Portfolio Managers” section beginning on page 27 of the Statement of Additional Information, as it relates to David L. Roberts, CFA, is removed.

The following information was contained within the May 19, 2006, supplement and is included herewith for your convenience.

All Funds

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 38 of the Statement of Additional Information.

Set forth below is a list of the member firms of the National Association of Securities Dealers (“NASD”) to which the Adviser, the Funds’ distributor or their affiliates expect (as of December 31, 2005) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders (“Marketing and

Shareholder Support Payments”). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2005, are not reflected:

•	A.G. Edwards & Sons, Inc.

•	Allstate Financial Services, LLC

•	Ameriprise Financial Services, Inc.

•	AXA Advisors, LLC

•	Bear, Stearns Securities Corp.

•	Charles Schwab & Co., Inc.

•	Citigroup Global Markets, Inc.

•	CitiStreet Advisors LLC

•	Fidelity Investments Institutional Services Company, Inc.

•	Financial Network Investment Corporation.

•	Fiserv Securities, Inc.

•	GWFS Equities, Inc.

•	ING Financial Partners, Inc.

•	Linsco/Private Ledger Corp.

•	Mellon Financial Markets, LLC

•	Merrill Lynch, Pierce, Fenner & Smith Incorporated

•	Morgan Stanley DW, Inc.

•	Multi-Financial Securities Corporation.

•	Pershing LLC

•	Prudential Retirement Brokerage Services, Inc.

•	Raymond James & Associates, Inc.

•	Robert W. Baird & Co. Incorporated

•	Transamerica Financial Advisors, Inc.

•	UBS Financial Services Inc.

•	Valic Financial Advisors, Inc.

•	Wachovia Securities, LLC

In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds’ distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

The following information was contained within the February 27, 2006, supplement and is included herewith for your convenience.

All Funds

On February 8, 2006, the Board of Trustees (the “Board”) approved revisions to the Proxy Voting Policies and Procedures (the “Procedures”). The revised Procedures, which can be found below, are effective immediately.

Proxy Voting Policies and Procedures

The Trusts and Funds Management have adopted policies and procedures (“Procedures”) that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds’ portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the “Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.

The Procedures set forth Funds Management’s general position on various proposals, such as:

•	Routine Items—Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

•	Corporate Governance—Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

•	Anti-Takeover Matters—Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company’s poison pill.

•	Mergers/Acquisitions and Corporate Restructurings—Funds Management’s Proxy Committee will examine these items on a case-by-case basis.

•	Shareholder Rights—Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds’ voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; or (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available annually on the SEC’s website at http://www.sec.gov.

All Funds

On February 8, 2006, the Board approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings (the “Policies”). The revised Policies, which can be found below, are effective immediately.

Policies and Procedures for Disclosure of Fund Portfolio Holdings

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ website until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A.	Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.	Top Ten Holdings. Top ten holdings information for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website on a monthly, seven-day or more delayed basis.

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ website and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.	A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.	Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability\demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.	Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.	Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.	Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.	Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.	External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.	Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and making any changes that they deem appropriate.

100641 10-06	AFS1006/SUP011 10-06